Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	28,487,198	28,487,198	27,264,250
Common stock, shares issued	10,761,714	10,670,829	10,577,374
Common Stock, shares outstanding	10,761,714	10,670,829	10,577,374
Series X Convertible Preferred Stock
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,012,625	1,012,625	0
Preferred stock, shares issued	779,240	769,114	0
Preferred stock, shares outstanding	779,240	769,114	0
Preferred stock, liquidation preference, value	$ 19,238	$ 18,988	$ 0
Series A-2 Convertible Preferred Stock
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	3,184,572	3,184,572	2,822,222
Preferred stock, shares issued	3,184,572	3,184,572	1,773,460
Preferred stock, shares outstanding	3,184,572	3,184,572	1,773,460
Preferred stock, liquidation preference, value	$ 22,568	$ 22,568	$ 12,568
Series SA-2 Convertible Preferred Stock
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,745,625	1,745,625	1,745,625
Preferred stock, shares issued	1,745,625	1,745,625	1,745,625
Preferred stock, shares outstanding	1,745,625	1,745,625	1,745,625
Preferred stock, liquidation preference, value	$ 9,896	$ 9,896	$ 9,896
Series A-1 Convertible Preferred Stock
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,059,058	1,059,058	1,059,058
Preferred stock, shares issued	1,059,058	1,059,058	1,059,058
Preferred stock, shares outstanding	1,059,058	1,059,058	1,059,058
Preferred stock, liquidation preference, value	$ 5,362	$ 5,362	$ 5,362
Series A Convertible Preferred Stock
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	2,652,734	2,652,734	2,652,734
Preferred stock, shares issued	2,652,734	2,652,734	2,652,734
Preferred stock, shares outstanding	2,652,734	2,652,734	2,652,734
Preferred stock, liquidation preference, value	$ 17,220	$ 17,220	$ 17,220
Series Seed-2 Convertible Preferred Stock
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,099,412	1,099,412	1,099,412
Preferred stock, shares issued	1,099,412	1,099,412	1,099,412
Preferred stock, shares outstanding	1,099,412	1,099,412	1,099,412
Preferred stock, liquidation preference, value	$ 4,033	$ 4,033	$ 4,033
Series Seed-1 Convertible Preferred Stock
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,536,006	1,536,006	1,536,006
Preferred stock, shares issued	1,536,006	1,536,006	1,536,006
Preferred stock, shares outstanding	1,536,006	1,536,006	1,536,006
Preferred stock, liquidation preference, value	$ 2,827	$ 2,827	$ 2,827